Summary of Principal Accounting Policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue recognition
Total revenue	$ 4,836,931	$ 5,556,867	$ 8,278,656
Advertising expense
Marketing and advertising expenses	196,396,734	96,288,501	44,876,635
Foreign currency translation
Foreign exchange loss		249,944	96,646
Foreign exchange gain	88,721
Government subsidies
Cash subsidies included in other operating income	2,525,496	599,894	153,340
Movement of the allowance for doubtful accounts for accounts receivable
Balance at the beginning	9,353,689	7,393,312	4,749,752
Provisions for doubtful accounts	11,599,708	6,373,132	7,437,323
Write offs	(5,437,380)	(4,667,466)	(4,808,614)
Changes due to foreign exchange	(44,997)	254,711	14,851
Balance at the end	15,471,020	9,353,689	7,393,312
Allowance for other receivables	$ 0	$ 0	$ 0
Buildings
Property and equipment, net
Estimated useful lives	P30Y
Motor vehicles
Property and equipment, net
Estimated useful lives	P5Y
Minimum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	P3Y
Maximum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	P5Y